Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Jul. 28, 2017
Document Effective Date	Jul. 31, 2017
Prospectus Date	Jul. 31, 2017
Bramshill Income Performance Fund | Institutional Class
Prospectus:
Trading Symbol	BRMSX